Investments accounted for using the equity method - Summary of Investments in Associates and Joint Ventures (Details) € in Millions, $ in Millions			12 Months Ended
	May 29, 2020 shares	Feb. 28, 2020 USD ($)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of transactions between related parties [line items]
Investments in subsidiaries, joint ventures and associates			€ 201	€ 3,591	€ 3,402
BioAtrium AG
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in joint venture			31.20%
Investments in joint ventures			€ 72	70	73
Other investments
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in joint venture			0.00%
Investments in joint ventures			€ 129	142	126
Regeneron Pharmaceuticals, INC
Disclosure of transactions between related parties [line items]
% interest			0.00%
Investments in associates			€ 0	3,342	3,055
Onduo LLC
Disclosure of transactions between related parties [line items]
% interest			19.90%
Investments in associates			€ 0	0	108
Entities and companies managed by Bristol Mayers Squibb
Disclosure of transactions between related parties [line items]
% interest			100.00%
Investments in associates			€ 0	€ 37	€ 40
Equity interest		50.10%
Purchase of interests in investments accounted for using equity method | $		$ 12
Regeneron
Disclosure of transactions between related parties [line items]
% interest				21.00%	22.00%
Investments in associates				€ 3,342	€ 3,055
Sale of stock, number of shares issued in transaction (in shares) | shares	22,800,000
Non-current financial assets, number of shares (in shares) | shares	400,000		279,766
Onduo LLC
Disclosure of transactions between related parties [line items]
% interest			19.90%	19.90%